Equity (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Composition of Share Capital
A.	Composition of share capital:

	December 31		December 31
	2024	2023	2024	2023
	Registered		Issued and paid-up
Ordinary shares with no par value	100,000,000	100,000,000	47,162,713	45,572,489

Schedule of Share-based Payment Expenses

The expense which was recognized in the financial statements for received services is presented in the following table:

	For the year ended December 31
	2024	2023	2022
	NIS in thousands
Total expenses recognized from share-based payment transactions	2,281	2,592	8,907

Schedule of Share Options Activity

Presented below is a table listing the number of share options, the weighted average of their exercise prices, and the changes which were made to the employee options plans during the current year:

	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS		NIS

Share options at beginning of year	3,019,831	11.59	3,402,113	11.44	2,257,753	17.06
Share options which were granted during the year	143,557	8.96	-	-	1,344,068	20.25
Share options which were forfeited during the year	54,040	17.71	278,491	15.24	128,438	6.90
Share options which expired during the year	325,836	72.88	103,791	6.87	71,270	4.84
Share options which were exercised during the year	-	-	-	-	-	-

Share options at end of year	2,783,512	11.28	3,019,831	11.59	3,402,113	11.44

Exercisable share options at year end	2,413,662	9.97	2,386,907	9.14	1,923,260	6.86